Cash, cash equivalents and financial assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and financial assets	Cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2018	2019	2020
Cash and cash equivalents	152,314	202,887	136,792
Short-term investments	15,217	15,978	14,845
Cash and cash equivalents and short-term investments	167,531	218,865	151,637
Non-current financial assets	35,181	37,005	38,934
Total cash, cash equivalents and financial assets	202,711	255,869	190,571
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts.
Other non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of December 31, 2018, 2019 and 2020 the amount of cash, cash equivalents and financials assets denominated in US dollars amounted respectively to €74,442 thousand , €97,688 thousand and €64,654 thousand
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2018	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2019
Short-term investments	15,217	—	—	481	—	280	15,978
Non-current financial assets	35,181	—	(2,000)	3,585	237	—	37,005
Total	50,398	—	(2,000)	4,066	237	280	52,983

(in thousands of euro)	December 31, 2019	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2020
Short-term investments	15,978	—	—	123	—	(1,256)	14,845
Non-current financial assets	37,005	3,000	—	(700)	(372)	—	38,934
Total	52,983	3,000	—	(577)	(372)	(1,256)	53,779